UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fairlead Tactical Sector ETF

(TACK) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Fairlead Tactical Sector ETF for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/fairlead/. You can also request this information by contacting us at (877) 865-9549.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$29	0.59%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Fairlead Tactical Sector ETF - NAV	Russell 1000 Equal Weight Index Total Return	Morningstar Moderate Target Risk Index
03/22/22	$10,000	$10,000	$10,000
07/31/22	$9,675	$9,235	$9,363
07/31/23	$9,794	$9,679	$9,885
07/31/24	$10,968	$10,597	$10,924

Fund Statistics

  Net Assets$211,639,632
  Number of Portfolio Holdings8
  Advisory Fee $621,375
  Portfolio Turnover34%

Average Annual Total Returns

	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	11.99%	4.00%
Fairlead Tactical Sector ETF - Market Price	12.13%	4.00%
Russell 1000 Equal Weight Index Total Return	9.49%	2.49%
Morningstar Moderate Target Risk Index	10.51%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.6%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	99.6%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Fairlead Tactical Sector ETF (TACK)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/fairlead/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-TACK

Reynders, McVeigh Core Equity Fund

Institutional Shares (ESGEX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Reynders, McVeigh Core Equity Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/reyndersmcveigh/. You can also request this information by contacting us at (800) 950-6868.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Reynders, McVeigh Core Equity Fund - Institutional Shares	S&P 500® Index	MSCI World Index
Mar-2019	$10,000	$10,000	$10,000
Jul-2019	$10,460	$10,580	$10,452
Jul-2020	$13,076	$11,845	$11,207
Jul-2021	$18,885	$16,163	$15,138
Jul-2022	$16,228	$15,413	$13,751
Jul-2023	$17,416	$17,419	$15,605
Jul-2024	$20,191	$21,277	$18,466

Fund Statistics

  Net Assets$85,726,512
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$224,719
  Portfolio Turnover10%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 29, 2019)
Reynders, McVeigh Core Equity Fund - Institutional Shares	15.93%	14.06%	14.06%
S&P 500® Index	22.15%	15.00%	15.19%
MSCI World Index	18.34%	12.06%	12.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 30.6%
Industrials 22.9%
Health Care 19.7%
Consumer Discretionary 6.8%
Materials 6.2%
Consumer Staples 5.5%
Communications 4.3%
Energy 2.0%
Financials 0.9%
Other Assets in Excess of Liabilities 1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Financials	0.9%
Energy	2.0%
Communications	4.3%
Consumer Staples	5.5%
Materials	6.2%
Consumer Discretionary	6.8%
Health Care	19.7%
Industrials	22.9%
Technology	30.6%

Country Weighting (% of net assets)

Value	Value
Norway	1.5%
Germany	1.8%
United Kingdom	2.2%
Ireland	5.2%
Switzerland	5.5%
Denmark	6.2%
France	7.6%
United States	68.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Reynders, McVeigh Core Equity Fund - Institutional  (ESGEX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/reyndersmcveigh/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-ESGEX

The Nightview Fund

(NITE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains information about The Nightview Fund (the "Fund") for the period of June 21, 2024 to July 31, 2024. You can find additional information about the fund at https://www.nightviewfund.com/. You can also rest this information by contacting us at 866-666-7156.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Nightview Fund	$13	1.25%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	The Nightview Fund	S&P 500® Index
Mar-2018	$10,000	$10,000
Jul-2018	$10,724	$10,595
Jul-2019	$9,959	$11,441
Jul-2020	$26,950	$12,809
Jul-2021	$39,709	$17,478
Jul-2022	$36,746	$16,667
Jul-2023	$31,770	$18,836
Jul-2024	$31,300	$23,008

Fund Statistics

  Net Assets$19,678,236
  Number of Portfolio Holdings18
  Advisory Fee $24,631
  Portfolio Turnover29%

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (03/01/2018)
The Nightview Fund - NAV	7.20%	-1.48%	25.74%	19.46%
The Nightview Fund - Market Price	-%	-%	-%	0.52%
S&P 500® Index	14.77%	22.15%	15.00%	13.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The performance results shown above in the line chart and the average annual total returns table are for periods prior to June 21, 2024 and represent the performance of The Nightview Capital Fund, LP - Series B (formerly known as The Worm Capital Fund, LP - Series B) (the "Predecessor Fund") which converted into NITE and is attributable to NITE moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Market Price performance started on June 21, 2024.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
52.0%
Financials
18.1%
Technology
15.4%
Communications
14.0%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Communications	14.0%
Technology	15.4%
Financials	18.1%
Consumer Discretionary	52.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

The Nightview Fund

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.nightviewfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-NITE

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Fairlead Tactical Sector ETF (TACK)

NYSE Arca, Inc.

Financial Statements

July 31, 2024

Fund Adviser:
Cary Street Partners Asset Management LLC
901 East Byrd Street, Suite 1001
Richmond, VA 23219
(877) 865-9549

Fairlead Tactical Sector ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.62%
Communication Services Select Sector SPDR® Fund	299,279	$25,675,145
Consumer Staples Select Sector SPDR® Fund	334,718	26,057,796
Financial Select Sector SPDR® Fund	619,601	27,101,348
Health Care Select Sector SPDR® Fund	175,431	26,249,741
Industrial Select Sector SPDR® Fund	210,311	26,890,364
Materials Select Sector SPDR® Fund	293,489	27,042,076
Technology Select Sector SPDR® Fund	112,352	24,582,618
Utilities Select Sector SPDR® Fund	374,121	27,232,268

Total Exchange-Traded Funds (Cost $189,160,553)		210,831,356

Total Investments — 99.62% (Cost $189,160,553)		210,831,356
Other Assets in Excess of Liabilities — 0.38%		808,276
NET ASSETS — 100.00%		$211,639,632

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

1

Fairlead Tactical Sector ETF
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $189,160,553)	$210,831,356
Cash	910,414
Dividends receivable	3,875
Total Assets	211,745,645
Liabilities
Payable to Adviser	106,013
Total Liabilities	106,013
Net Assets	$211,639,632
Net Assets consist of:
Paid-in capital	198,161,240
Accumulated earnings	13,478,392
Net Assets	$211,639,632
Shares outstanding (unlimited number of shares authorized, no par value)	7,920,000
Net asset value per share	$26.72

See accompanying notes which are an integral part of these financial statements.

2

Fairlead Tactical Sector ETF
Statement of Operations
For the Six Months Ended July 31, 2024 (Unaudited)

Investment Income
Dividend income	$1,985,761
Interest income	37,068
Total investment income	2,022,829
Expenses
Adviser	621,375
Net operating expenses	621,375
Net investment income	1,401,454
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	4,287,206
Change in unrealized appreciation on:
Investment securities	10,111,727
Net realized and change in unrealized gain (loss) on investment securities	14,398,933
Net increase in net assets resulting from operations	$15,800,387

See accompanying notes which are an integral part of these financial statements.

3

Fairlead Tactical Sector ETF
Statements of Changes in Net Assets

	For the Six	For the
	Months	Year Ended
	Ended July	January 31,
	31, 2024	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,401,454	$3,186,899
Net realized gain (loss) on investment securities	4,287,206	(3,692,041)
Change in unrealized appreciation on investment securities	10,111,727	5,920,707
Net increase in net assets resulting from operations	15,800,387	5,415,565

Distributions to Shareholders from:
Earnings	(747,530)	(3,017,537)
Total distributions	(747,530)	(3,017,537)

Capital Transactions
Proceeds from shares sold	95,547,917	124,160,708
Amount paid for shares redeemed	(107,329,158)	(132,066,180)
Net decrease in net assets resulting from capital transactions	(11,781,241)	(7,905,472)
Total Increase (Decrease) in Net Assets	3,271,616	(5,507,444)

Net Assets
Beginning of period	$208,368,016	$213,875,460
End of period	$211,639,632	$208,368,016

Share Transactions
Shares sold	3,700,000	5,180,000
Shares redeemed	(4,160,000)	(5,590,000)
Net decrease in shares outstanding	(460,000)	(410,000)

See accompanying notes which are an integral part of these financial statements.

4

Fairlead Tactical Sector ETF
Financial Highlights
(For a share outstanding during the period)

				For the
	For the Six		For the	Period
	Months		Year Ended	Ended
	Ended July		January 31,	January 31,
	31, 2024		2024	2023(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$24.86		$24.33	$25.00

Investment operations:
Net investment income	0.17		0.34	0.21
Net realized and unrealized gain (loss) on investments	1.78		0.51	(0.67)
Total from investment operations	1.95		0.85	(0.46)

Less distributions to shareholders from:
Net investment income	(0.09)		(0.32)	(0.21)
Total distributions	(0.09)		(0.32)	(0.21)

Net asset value, end of period	$26.72		$24.86	$24.33
Market price, end of period	$26.72		$24.86	$24.48

Total Return(b)	7.85	% (c)	3.56%	(1.80	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$211,640		$208,368	$213,875
Ratio of net expenses to average net assets	0.59	% (d)	0.59%	0.59	% (d)
Ratio of net investment income to average net assets	1.33	% (d)	1.43%	1.22	% (d)
Portfolio turnover rate(e)	34	% (c)	81%	68	% (c)

(a)	For the period March 22, 2022 (commencement of operations) to January 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

5

Fairlead Tactical Sector ETF
Notes to the Financial Statements
July 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Fairlead Tactical Sector ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 9, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Cary Street Partners Asset Management LLC (the “Adviser”). The Fund’s subadviser is Fairlead Strategies, LLC (the “Subadviser” or “Fairlead”). The Subadviser is primarily responsible for the day-to-day portfolio management of the Fund. The investment objective of the Fund is capital appreciation with limited drawdowns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment

6

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

7

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

9

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$210,831,356	$—	$—	$210,831,356
Total	$210,831,356	$—	$—	$210,831,356

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.59% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the six months ended July 31, 2024, the Adviser earned a fee of $621,375 from the Fund. At July 31, 2024, the Fund owed the Adviser $106,013.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer

10

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $163,488,900 and $70,225,748, respectively.

For the six months ended July 31, 2024, purchases and sales for in-kind transactions were $2,584,085 and $170,402,234, respectively.

For the six months ended July 31, 2024, the Fund had in-kind net realized gains of $6,198,782.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2024.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable

11

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended July 31, 2024, the Fund received $5,200 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$21,619,022
Gross unrealized depreciation	(30,039)
Net unrealized appreciation on investments	$21,588,983

Tax cost of investments	$189,242,373

The tax character of distributions paid for the fiscal year ended January 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$3,017,537
Total distributions paid	$3,017,537

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(13,051,721)
Unrealized appreciation on investments	11,477,256
Total accumulated deficit	$(1,574,465)

As of January 31, 2024, the Fund had long-term capital loss carryforwards of $9,653,135 and short-term capital loss carryforwards of $3,298,281, respectively. These capital loss

12

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2024, the Fund deferred qualified late year ordinary losses in the amount of $100,305.

NOTE 8. COMMITMENTS AND CONTINGENCIES

In October 2020, the Securities and exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 7 and 8, 2023, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period the following advisory agreements with respect to the Fairlead Tactical Sector ETF (the “Fund”), a series of the Trust:

●	An Investment Advisory Agreement between the Trust and Cary Street Partners Asset Management LLC (“Cary Street”) (the “Investment Advisory Agreement”); and

●	An Investment Sub-Advisory Agreement between Cary Street and Fairlead Strategies, LLC (“Fairlead”) (the “Sub-Advisory Agreement”).

Prior to the meeting, the Trustees received and considered information from Cary Street, Fairlead and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement and Sub-Advisory Agreement. Such information included, but was not limited to: Cary Street’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, Fairlead’s response to counsel’s due diligence letter requesting information relevant to the approval of the Sub-Advisory Agreement, the operating expenses of the Fund, the unitary fee contained in the Investment Advisory Agreement pursuant to which the operating expenses of the Fund would be limited to those fees paid by the Fund to Cary Street (subject to specific exclusions disclosed in the Fund’s prospectus), the profitability of the Fund to Cary Street and Fairlead, respectively, the overall financial condition of Cary Street and Fairlead, and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Cary Street, Fairlead, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by each of Cary Street and Fairlead, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Cary Street and Fairlead met with the Trustees and provided further information, including but not limited to, the services each provides to the Fund and the management fee paid for those services, asset growth in the Fund, the business and marketing strategy for the Fund, the ownership and financial condition of each firm, resources available to service the Fund, including compliance resources, other investment strategies managed by Cary Street and Fairlead, oversight of Fairlead by Cary Street, and each firm’s profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement and Sub-Advisory Agreement for an additional one-year period, the Trustees reviewed the terms and the Investment Advisory Agreement and Sub-Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the approval of the continuation of the Investment Advisory Agreement and Sub-Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset

14

Investment Advisory Agreement Approval (Unaudited) (continued)

Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year period, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Cary Street and Fairlead; (2) the cost of the services provided and the profits realized by Cary Street and Fairlead from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Cary Street and Fairlead resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and distribution reports of the Fund on a quarterly basis since the Fund’s inception, and noting additional discussions with representatives of Cary Street and Fairlead that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement and Sub-Advisory Agreement, which incorporated and reflected their knowledge of the services that Cary Street and Fairlead each provide to the Fund. The Trustees reviewed and discussed the Fund’s performance versus its benchmark index, the performance of comparable funds in the Morningstar Tactical Allocation fund category, and a group of peer funds selected by Broadridge from the Morningstar category “Tactical Allocation.” The Trustees noted the factors used by Broadridge to compile the custom group of peer funds: exchange traded funds, tactical allocation category, actively managed funds, and fund of funds. The Trustees also discussed the Fund’s authorized participant relationships, noting that arbitrage opportunities will make the Fund more attractive to authorized participants. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and Sub-Advisory Agreement for an additional one-year period are summarized below.

Nature, Extent and Quality of Services Provided. With respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered the scope of services that Cary Street and Fairlead each provide to the Fund, which include, but are not limited to the following: (1) providing overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, including providing pre-trade portfolio compliance; (2) investing or overseeing the investment of the Fund’s assets consistent with its investment objective and investment policies; (3) directly managing the Fund’s assets and determining or overseeing the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions for a period of time; (4) voting or overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining or overseeing the maintenance of the required books and records for transactions effected by Fairlead on behalf of the Fund; (6) selecting or overseeing the selection of broker-dealers to execute orders on behalf of the Fund; (7) providing marketing support; and (8)

15

Investment Advisory Agreement Approval (Unaudited) (continued)

responding to questions from investors. The Trustees considered each of Cary Street and Fairlead’s capitalization separately and its assets under management, as well as the commitment on the part of Cary Street and Fairlead to enhance the Fund’s capitalization over time. The Trustees considered Cary Street and Fairlead’s compliance resources, including a Chief Compliance Officer. The Trustees also considered the technical investment methodology and Fairlead’s portfolio management team, as well as their investment industry experience and expertise in technical analysis. The Trustees also noted the capabilities and expertise of personnel responsible for implementing the Fund’s portfolio construction methodology and Cary Street and Fairlead’s oversight and risk management process, including the due diligence process employed by Fairlead in allocating the Fund’s assets among its stated investment options. The Trustees also considered information regarding Cary Street and Fairlead’s disaster recovery and contingency plans and data protection safeguards, among other things.

The Trustees also noted the Fund’s performance compared to its prospectus benchmark, the Morningstar Moderate Target Risk Total Return Index, and the S&P 500 Total Return Index. The Trustees considered that the Fund underperformed its benchmark index for the one-year and since inception periods ended September 30, 2023. The Trustees also considered the Fund’s performance compared to the Morningstar Tactical Allocation category and those of other funds in the peer group category analysis provided by Broadridge. The Trustees noted that the custom peer group category analysis of Broadridge was based upon the Morningstar Tactical Allocation category with adjustments to include actively managed fund-of-funds of the category. The appropriateness of Broadridge’s peer group analysis was discussed and the Trustees noted that the peer group was relatively small and comprised of funds with varying investments and investment methodologies. The Trustees noted that the Fund underperformed the Morningstar Tactical Allocation category median and Broadridge custom peer group median for the one-year period, but outperformed the Morningstar Tactical Allocation category median and Broadridge custom peer group median for the since inception period ended September 30, 2023. The Trustees noted that the Fund had exhibited substantially less volatility relative to the benchmark indices during a period of substantial volatility in securities markets. The Trustees noted that the Fund was not yet rated by Morningstar because of its short performance record. Lastly, the Trustees took note of Fairlead’s representation that the Fund is well-situated competitively compared to other tactical allocation funds primarily because Fairlead’s focus on technical analysis and Cary Street’s commitment to marketing the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Cary Street and Fairlead each provide to the Fund under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively.

Cost of Advisory Services and Profitability. With respect to the Investment Advisory Agreement, the Trustees considered the annual management fee that the Fund pays to Cary Street, as well as the firm’s profitability analysis for services rendered to the Fund. In this regard, the Trustees noted the Fund’s unitary fee structure and that Cary Street agreed to be responsible for any operating expenses that exceed the unitary fee, subject to stated exclusion. With respect to the Sub-Advisory Agreement, the Trustees considered that portion of the unitary management fee paid by Cary Street to Fairlead and the expenses of the Fund allocated to Fairlead. The Trustees further noted that Cary Street was not projected to earn profits from the Fund at current asset levels. The Trustees also considered Cary Street’s pro forma financial projections at higher asset levels which reflected that the Fund would break even and become profitable at higher asset levels. The Trustees also noted the Fund’s favorable

16

Investment Advisory Agreement Approval (Unaudited) (continued)

performance and competitive unitary fee and total operating expense ratio. Finally, the Trustees reviewed each of Cary Street’s and Fairlead’s financial conditions and fiscal health as it relates to each firm’s financial ability to provide the contractually required services to the Fund and concluded that such resources were adequate.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Cary Street and Fairlead the unitary management fee and expenses of the Fund as compared to the Morningstar Tactical Allocation category and the custom peer group category analysis provided by Broadridge. The Trustees noted that the Fund’s unitary management fee was lower than the average and median of both the Morningstar Tactical Allocation category and the custom peer group. In addition, the Trustees considered that the gross total expense ratio of the Fund was the lowest among the eleven-fund custom peer group and lower than the average and median of the Morningstar Tactical Allocation category. While recognizing that it is difficult to compare management fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Cary Street’s management fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale with respect to the services provided by Cary Street and Fairlead, noting that the unitary management fee does not contain breakpoints. In light of all of the factors considered, including the size of the Fund, the Trustees concluded that no material economies of scale exist at this time.

Other Benefits. The Trustees noted that Cary Street and Fairlead confirmed that they do not and will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and do not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that neither Cary Street nor Fairlead would receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest of Cary Street and Fairlead. Based on the assurances from representatives of Cary Street and Fairlead, the Trustees concluded that no material conflicts of interest currently exist that could adversely impact the Fund. They also noted that Cary Street and Fairlead have compliance policies and procedures in place to address any conflict-of-interest situations that may arise.

Conclusions. Based upon discussions with Cary Street and Fairlead and the Support Materials provided, the Board concluded that: (1) the overall arrangements between the Trust and Cary Street as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Cary Street performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment; and (2) the overall arrangements between Cary Street and Fairlead as set forth in the Sub-Advisory Agreement are fair and reasonable in light of the services that Fairlead performs, the sub-advisory fees that Cary Street pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgement.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 865-9549 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Walter B. Grimm, Chairman	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Tiffany R. Franklin, Secretary

INVESTMENT ADVISER	CUSTODIAN AND TRANSFER AGENT
Cary Street Partners Asset Management LLC	Brown Brothers Harriman & Co.
901 East Byrd Street, Suite 1001	50 Post Office Square
Richmond, VA 23219	Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR AND FUND ACCOUNTANT
Northern Lights Distributors, LLC	Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100	225 Pictoria Drive, Suite 450
Elkhorn, NE 68022	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

The Nightview Fund (NITE)

NYSE Arca, Inc.

Financial Statements

July 31, 2024

Fund Adviser:
Nightview Capital, LLC 809 South Lamar Boulevard #326 Austin, TX 78704 (866) 666-7156

The Nightview Fund
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.51%
Communications — 14.03%
Airbnb, Inc., Class A(a)	8,857	$1,236,082
Alphabet, Inc., Class A	4,204	721,154
Meta Platforms, Inc., Class A	891	423,074
Netflix, Inc. (a)	605	380,152
		2,760,462
Consumer Discretionary — 51.98%
Amazon.com, Inc.(a)	13,235	2,474,680
DraftKings, Inc., Class A(a)	24,663	911,299
Hyatt Hotels Corp., Class A	8,364	1,232,269
Las Vegas Sands Corp.	22,720	901,302
MGM Resorts International(a)	20,789	893,303
Tesla, Inc.(a)	12,574	2,918,048
Wynn Resorts Ltd.	10,837	897,520
		10,228,421
Financials — 18.14%
BlackRock, Inc.	1,022	895,783
Charles Schwab Corp. (The)	13,344	869,895
Goldman Sachs Group, Inc. (The)	1,775	903,528
Morgan Stanley	8,727	900,714
		3,569,920
Technology — 15.36%
Apple, Inc.	4,105	911,638
Qualcomm, Inc.	6,598	1,193,908
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,531	917,040
		3,022,586
Total Common Stocks/Investments — 99.51% (Cost $14,784,360)		19,581,389

Other Assets in Excess of Liabilities — 0.49%		96,847
NET ASSETS — 100.00%		$19,678,236

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $14,784,360)	$19,581,389
Cash	109,571
Receivable for investments sold	40,696
Dividends receivable	8,251
Total Assets	19,739,907
Liabilities
Payable for investments purchased	40,836
Payable to Adviser	20,835
Total Liabilities	61,671
Net Assets	$19,678,236
Net Assets consist of:
Paid-in capital	19,632,910
Accumulated earnings	45,326
Net Assets	$19,678,236
Shares outstanding (unlimited number of shares authorized, no par value)	783,768
Net asset value per share	$25.11

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Statement of Operations
For the Period Ended July 31, 2024(a) (Unaudited)

Investment Income
Dividend income	$8,073
Interest income	178
Total investment income	8,251
Expenses
Adviser	24,631
Net operating expenses	24,631
Net investment loss	(16,380)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,399,713
Change in unrealized depreciation on:
Investment securities	(1,338,007)
Net realized and change in unrealized gain (loss) on investment securities	61,706
Net increase in net assets resulting from operations	$45,326

(a)	For the period June 21, 2024 (commencement of operations) to July 31, 2024.

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Statement of Changes in Net Assets

For the
Period Ended
July 31,
2024(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(16,380)
Net realized gain on investment securities	1,399,713
Change in unrealized depreciation on investment securities	(1,338,007)
Net increase in net assets resulting from operations	45,326

Capital Transactions
Proceeds from shares sold	6,835,613
Amount paid for shares redeemed	(4,046,903)
Issued in connection with reorganization	16,844,200
Net increase in net assets resulting from capital transactions	19,632,910
Total Increase in Net Assets	19,678,236

Net Assets
Beginning of period	$—
End of period	$19,678,236

Share Transactions
Shares sold	270,000
Shares redeemed	(160,000)
Issued in connection with reorganization	673,768
Net increase in shares outstanding	783,768

(a)	For the period June 21, 2024 (commencement of operations) to July 31, 2024.

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended July
	31, 2024(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income	(0.02)
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.11

Net asset value, end of period	$25.11
Market price, end of period	$25.13

Total Return(b)	0.44	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$19,678
Ratio of net expenses to average net assets	1.25	% (d)
Ratio of net investment loss to average net assets	(0.81	)% (d)
Portfolio turnover rate(e)	29	% (c)

(a)	For the period June 21, 2024 (commencement of operations) to July 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Notes to the Financial Statements
July 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Nightview Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”). The Fund commenced operations on June 21, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Nightview Capital, LLC (the “Adviser”). The Fund’s trading sub-adviser is Exchange Traded Concepts, LLC (the “Trading Sub-Adviser” or “ETC”). The Trading Sub-Adviser is responsible for maintaining certain transaction and compliance related records of the Fund. The investment objective of the Fund is long-term capital appreciation with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period.

The Fund is the successor to a limited partnership, the Nightview Capital Fund, LP – Series B (formerly known as The Worm Capital Fund, LP – Series B) (the “Predecessor Fund”), which was organized on March 1, 2018. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on June 21, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 673,768 shares at a net asset value per share (“NAV”) of $25.00 of the Fund to the limited partners of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business June 21, 2024, after the reorganization, was $16,844,200, including net unrealized appreciation of $6,135,037 and net investment cost of $10,606,173. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any,

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,581,389	$—	$—	$19,581,389
Total	$19,581,389	$—	$—	$19,581,389

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

(other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the period ended July 31, 2024, the Adviser earned a fee of $24,631 from the Fund. At July 31, 2024, the Fund owed the Adviser $20,835.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $5,398,589 and $5,693,624, respectively.

For the period ended July 31, 2024, purchases and sales for in-kind transactions were $6,796,077 and $3,722,569, respectively.

For the period ended July 31, 2024, the Fund had in-kind net realized gains of $1,517,009.

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the period ended July 31, 2024.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended July 31, 2024, the Fund received $800 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

The Nightview Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$5,270,302
Gross unrealized depreciation	(473,273)
Net unrealized appreciation on investments	$4,797,029

Tax cost of investments	$14,784,360

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2024, the Fund had 51.98% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Investment Advisory Agreement Approval (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on September 12, 2023, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period an Investment Advisory Agreement between the Trust and Nightview Capital LLC (“Nightview Capital”) (the “Investment Advisory Agreement”) with respect to The Nightview Fund (the “Fund”), an exchange-traded series of the Trust. The Board also met at a quarterly meeting of the Trust held on March 12, 2024, at which time the Board considered and approved for an initial two-year period a Trading Sub-Advisory Agreement (the “Trading Sub-Advisory Agreement”) between Nightview Capital and Exchange Traded Concepts, LLC (“ETC”) with respect to the Fund. The quarterly meetings of the Board detailed above may be collectively referred to herein as the “Meetings.”

Prior to the Meetings, the Trustees received and considered information from Nightview Capital, ETC and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement and Trading Sub-Advisory Agreement. Such information included, but was not limited to: Nightview Capital’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, ETC’s response to counsel’s due diligence letter requesting information relevant to the approval of the Trading Sub-Advisory Agreement and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Nightview Capital, ETC, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by each of Nightview Capital and ETC, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Nightview Capital and ETC met with the Trustees and provided further information, including but not limited to, the services each proposed to provide to the Fund and the proposed management fee for those services, the business strategy for the Fund, the ownership and financial condition of each firm, resources available to service the Fund, including compliance resources, other investment strategies managed by Nightview Capital and ETC, and the projected anticipated profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement and Trading Sub-Advisory Agreement, respectively, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and Trading Sub-Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement and Trading Sub-Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

Investment Advisory Agreement Approval (Unaudited) (continued)

In determining whether to approve the Investment Advisory Agreement and the Trading Sub-Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Nightview Capital and ETC; (2) the cost of the services to be provided and the profits to be realized by Nightview Capital and ETC from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Nightview Capital and ETC resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as the presentation of Nightview Capital and ETC, and noting additional discussions with representatives of Nightview Capital and ETC that had occurred at various times during the Meetings, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, which incorporated and reflected their knowledge of the services that Nightview Capital and ETC will each provide to the Fund. The Trustees discussed Nightview Capital’s ownership structure and the projected profitability of the Fund, as well as the Adviser’s overall financial condition. The Trustees also discussed the potential for growth of assets in the Fund over time, and its competitors in the marketplace. The Trustees noted that the Support Materials contained Nightview Capital’s Equity Growth Performance Composite showing the historic gross performance of Nightview Capital’s equity growth accounts. The Trustees also noted that the Nightview Fund had a 125 basis point unitary fee and, therefore, did not have a breakout of the investment management fee. The Trustees also considered that because the Fund has a unitary fee structure, the cost of ETC’s services would be borne by Nightview Capital, who is responsible for paying the Fund’s service providers. The Trustees noted that ETC would provide a limited scope of services specific to trading activities, as set forth in the Trading Sub-Advisory Agreement. The Trustees further noted that the terms of the Trading Sub-Advisory Agreement would not allow ETC to have discretion over the Fund’s portfolio. The Trustees considered ETC’s experience in executing trades based upon best execution for other ETFs, ETC’s compliance structure and the firm’s financial condition, among other things. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement and Sub-Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nightview Capital would provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement; (2) investing the Fund’s assets consistent with its investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Nightview Capital effects on behalf

Investment Advisory Agreement Approval (Unaudited) (continued)

of the Fund; (6) performing compliance services on behalf of the Fund; (7) providing oversight of ETC pursuant to the Trading Sub-Advisory Agreement; and (8) engaging in marketing activities to support the Fund’s growth. The Trustees considered the scope of services that ETC will provide under the Trading Sub-Advisory Agreement, noting that such services include, but are not limited to, the following: (1) placing orders with respect to transactions in securities or other assets held or to be acquired by the Fund; (2) selecting brokers or dealers for securities transactions using its best efforts to seek on behalf of the Fund the best execution and overall terms available; (3) maintaining the required books and records for transactions that it effects on behalf of the Fund; and (4) performing compliance services on behalf of the Fund. The Trustees considered Nightview Capital’s and ETC’s respective capitalization and assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology Nightview Capital would utilize to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the composite performance of Nightview Capital’s Growth Equity accounts. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Nightview Capital and ETC would each provide to the Fund under the Investment Advisory Agreement and Trading Sub-Advisory Agreement, respectively.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund would pay to Nightview Capital under the Investment Advisory Agreement, noting that Nightview Capital is obligated to pay all of the operating expenses of the Fund under such agreement. The Trustees also reviewed Nightview Capital’s projected profitability from the services that it would render to the Fund, noting that the Adviser would expect to be profitable assuming average net assets of $75 million. The Trustees also considered Nightview Capital’s commitment with respect to the Fund and the growth of assets in the Fund over time. Finally, the Trustees reviewed Nightview Capital’s financial condition and fiscal health as it relates to the firm’s financial ability to provide contractually required services to the Fund. The Trustees considered the subadvisory fee that Nightview Capital will pay to ETC under the Trading Sub-Advisory Agreement, and concluded that it is reasonable.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Nightview Capital the projected advisory fee and contractual expenses of the Fund as compared to those of other funds. The Trustees noted that the Fund’s proposed management fee of 1.25% was comparable to that of similar ETFs with similar investment objectives. In addition, the Trustees considered that the proposed fee structure of the Fund was a unitary fee wherein Nightview Capital would be contractually obligated to pay all operating expenses of the Fund. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that Nightview Capital’s proposed management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and noted that the pro forma profitability projections indicated that the Fund would be profitable at an asset level of $75 million and that opportunities for economies of scale would be considered again after the Fund commenced operations and the extent of its assets was discernable. The Trustees noted the structure of the subadvisory fee is based upon the Fund’s net assets, and that the subadvisory fee is reduced by 1 basis point when the Fund’s net assets grow to more than $1 billion. The Trustees concluded that no material economies exist at this time.

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Benefits. The Trustees noted that Nightview Capital confirmed that the firm will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees noted that ETC confirmed that any soft dollar arrangements with respect to portfolio transactions will be executed in accordance with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). The Trustees noted that ETC had confirmed that there were no economic or other benefits to ETC associated with the selection or use of any particular providers for the Fund’s portfolio. All things considered, the Trustees concluded that neither Nightview Capital nor ETC will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Nightview Capital. Based on the assurances from representatives of Nightview Capital, the Trustees concluded that no conflict of interest existed that could adversely impact the Fund.

Conclusions. Based upon the presentation of Nightview Capital and ETC to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement, the Board concluded that: (1) the overall arrangements between the Trust and Nightview Capital, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, the fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment; and (2) the overall arrangements between Nightview Capital and ETC, as set forth in the Trading Sub-Advisory Agreement, are fair and reasonable in light of the services to be performed, the sub-advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 666-7156 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Walter B. Grimm, Chairman	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Tiffany R. Franklin, Secretary

INVESTMENT ADVISER	CUSTODIAN AND TRANSFER AGENT
Nightview Capital, LLC	Brown Brothers Harriman & Co.
809 South Lamar Boulevard #326	50 Post Office Square
Austin, TX 78704	Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR AND FUND ACCOUNTANT
Northern Lights Distributors, LLC	Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100	225 Pictoria Drive, Suite 450
Elkhorn, NE 68022	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

REYNDERS, MCVEIGH CORE EQUITY FUND Institutional Shares - ESGEX

Financial Statements

July 31, 2024

Reynders, McVeigh Capital Management, LLC
10 Post Office Square, Suite N1010
Boston, MA 02109
(800) 950-6868

Reynders, McVeigh Core Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.80%
Denmark — 6.21%
Energy — 1.32%
Vestas Wind Systems A/S(a)	45,700	$1,128,376

Health Care — 3.19%
Novo Nordisk A/S, Class B - ADR	20,638	2,737,219

Materials — 1.70%
Novozymes A/S, Class B(a)	22,904	1,458,231

Total Denmark		5,323,826

France — 7.60%
Consumer Staples — 1.18%
L’Oreal S.A.	2,332	1,011,712

Industrials — 6.42%
Nexans SA(a)	17,500	2,266,378
Schneider Electric SE	13,425	3,239,590
		5,505,968
Total France		6,517,680

Germany — 1.82%
Consumer Discretionary — 1.82%
Volkswagen AG	14,000	1,564,483

Ireland — 5.16%
Consumer Discretionary — 1.47%
Aptiv PLC(a)	18,200	1,262,898

Health Care — 3.69%
Medtronic PLC	20,700	1,662,624
Perrigo Co. PLC	53,000	1,498,310
		3,160,934
Total Ireland		4,423,832

Norway — 1.53%
Industrials — 1.53%
TOMRA Systems ASA	79,382	1,308,356

Switzerland — 5.52%
Consumer Staples — 2.11%
Nestle SA - ADR	17,900	1,807,721

Health Care — 3.41%
Alcon, Inc.	20,000	1,880,000

See accompanying notes which are an integral part of these financial statements.

1

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.80% - continued
Health Care — 3.41% - continued
CRISPR Therapeutics AG(a)	18,300	$1,048,407
		2,928,407
Total Switzerland		4,736,128

United Kingdom — 2.23%
Technology — 2.23%
RELX PLC - ADR	40,500	1,912,815

United States — 68.73%
Communications — 4.30%
T-Mobile US, Inc.	9,150	1,667,862
Uber Technologies, Inc.(a)	31,300	2,017,911
		3,685,773
Consumer Discretionary — 3.53%
Interface, Inc.	85,000	1,468,800
Tesla, Inc.(a)	6,700	1,554,869
		3,023,669
Consumer Staples — 2.16%
McCormick & Co., Inc.	24,000	1,848,240

Energy — 0.72%
Enphase Energy, Inc.(a)	5,360	616,990

Financials — 0.79%
SoFi Technologies, Inc.(a)	90,000	678,600

Health Care — 9.41%
Abbott Laboratories	18,612	1,971,755
Becton, Dickinson and Co.	7,977	1,922,936
Danaher Corp.	7,399	2,050,115
GRAIL, Inc.(a)	35,000	538,300
Vertex Pharmaceuticals, Inc.(a)	3,200	1,586,304
		8,069,410
Industrials — 14.91%
Carrier Global Corp.	47,100	3,207,981
NEXTracker, Inc.(a)	13,000	638,820
Rockwell Automation, Inc.	7,201	2,006,559
UL Solutions Inc., Class A	45,000	2,273,850
Veralto Corp.	19,266	2,052,984
Vertiv Holdings Co., Class A	15,000	1,180,500
Xylem, Inc.	10,633	1,419,506
		12,780,200
Materials — 4.50%
AptarGroup, Inc.	12,958	1,904,567
Crown Holdings, Inc.	22,000	1,951,400
		3,855,967
Technology — 28.41%
Analog Devices, Inc.	9,044	2,092,601

See accompanying notes which are an integral part of these financial statements.

2

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.80% - continued
Technology — 28.41% - continued
Apple, Inc.	13,935	$3,094,685
Automatic Data Processing, Inc.	6,100	1,601,982
Cloudflare, Inc., Class A (a)	10,000	775,000
Enovix Corp.(a)	60,000	864,600
International Business Machines Corp.	13,050	2,507,427
MasterCard, Inc., Class A	4,634	2,148,832
Microsoft Corp.	7,275	3,043,496
NVIDIA Corp.	47,640	5,574,832
Salesforce.com, Inc.	3,000	776,400
Teradyne, Inc.	14,300	1,875,588
		24,355,443
Total United States		58,914,292
Total Common Stocks (Cost $57,430,717)		84,701,412

	Principal
	Amount
CERTIFICATES OF DEPOSIT — 0.15%
Latino Community Credit Union, 4.20%, 12/12/2025	$25,000	25,000
Self Help Federal Credit Union, 2.00%, 12/20/2024	50,000	49,389
Walden Mutual Bank, 3.87%, 8/20/2024	50,000	50,000
Total Certificates of Deposit (Cost $125,000)		124,389

Total Investments — 98.95% (Cost $57,555,717)		84,825,801
Other Assets in Excess of Liabilities — 1.05%		900,711
NET ASSETS — 100.00%		$85,726,512

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Reynders, McVeigh Core Equity Fund
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $57,555,717)	$84,825,801
Cash and cash equivalents	1,211,112
Receivable for fund shares sold	27,702
Receivable for investments sold	267,297
Dividends and interest receivable	36,180
Tax reclaims receivable	97,425
Prepaid expenses	14,612
Total Assets	86,480,129
Liabilities
Payable for investments purchased	682,435
Payable to Adviser	41,511
Payable to Administrator	11,414
Payable to Auditor	12,544
Other accrued expenses	5,713
Total Liabilities	753,617
Net Assets	$85,726,512
Net Assets consist of:
Paid-in capital	$58,782,291
Accumulated earnings	26,944,221
Net Assets	$85,726,512
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	4,498,492
Net asset value, offering and redemption price per share	$19.06

See accompanying notes which are an integral part of these financial statements.

4

Reynders, McVeigh Core Equity Fund
Statement of Operations
For the six months ended July 31, 2024 (Unaudited)

Investment Income:
Dividend income (net of foreign taxes withheld of $54,957)	$621,502
Interest income	29,453
Total investment income	650,955
Expenses:
Investment Adviser	294,658
Administration	40,220
Fund accounting	22,105
Legal	10,443
Compliance services	9,622
Custodian	9,400
Registration	9,290
Trustee	8,558
Audit and tax preparation	8,543
Report printing	6,858
Transfer agent	6,820
Pricing	1,117
Miscellaneous	15,776
Total expenses	443,410
Fees contractually waived by Adviser	(69,939)
Net operating expenses	373,471
Net investment income	277,484
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	710,592
Net realized loss on foreign currency translations	(103)
Net change in unrealized appreciation of investment securities and foreign currency translations	10,136,516
Net realized and change in unrealized gain on investments	10,847,005
Net increase in net assets resulting from operations	$11,124,489

See accompanying notes which are an integral part of these financial statements.

5

Reynders, McVeigh Core Equity Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months	Year Ended
	Ended July	January 31,
	31, 2024	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$277,484	$343,742
Net realized gain (loss) on investment securities transactions and foreign currency translations	710,489	(1,161,726)
Net change in unrealized appreciation of investment securities and foreign currency translations	10,136,516	7,298,882
Net increase in net assets resulting from operations	11,124,489	6,480,898
Distributions to Shareholders from Earnings:
Institutional Shares	—	(344,999)
Total distributions	—	(344,999)
Capital Transactions - Institutional Shares
Proceeds from shares sold	5,569,157	11,367,150
Reinvestment of distributions	—	337,404
Amount paid for shares redeemed	(1,386,301)	(5,761,180)
Net increase in net assets resulting from capital transactions	4,182,856	5,943,374
Total Increase in Net Assets	15,307,345	12,079,273
Net Assets
Beginning of period	70,419,167	58,339,894
End of period	$85,726,512	$70,419,167
Share Transactions - Institutional Shares
Shares sold	310,376	738,160
Shares issued in reinvestment of distributions	—	20,412
Shares redeemed	(76,544)	(364,774)
Net increase in shares outstanding	233,832	393,798

See accompanying notes which are an integral part of these financial statements.

6

Reynders, McVeigh Core Equity Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six							For the
	Months		For the	For the	For the		For the	Period
	Ended July		Year Ended	Year Ended	Year Ended		Year Ended	Ended
	31, 2024		January 31,	January 31,	January 31,		January 31,	January 31,
	(Unaudited)		2024	2023	2022		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$16.51		$15.07	$16.80	$16.91		$11.34	$10.00
Investment operations:
Net investment income	0.06		0.08	0.08	—	(b)	0.01	0.01
Net realized and unrealized gain (loss) on investments	2.49		1.44	(1.67)	0.67		5.57	1.34
Total from investment operations	2.55		1.52	(1.59)	0.67		5.58	1.35
Less distributions to shareholders from:
Net investment income	—		(0.08)	(0.03)	—		(0.01)	(0.01)
Net realized gains	—		—	(0.11)	(0.78)		—	—
Total distributions	—		(0.08)	(0.14)	(0.78)		(0.01)	(0.01)
Net asset value, end of period	$19.06		$16.51	$15.07	$16.80		$16.91	$11.34
Total Return(c)	15.45	% (d)	10.09%	(9.44)%	3.56%		49.21%	13.54	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$85,727		$70,419	$58,340	$54,743		$44,713	$23,410
Ratio of net expenses to average net assets	0.95	% (e)	0.95%	0.95%	0.95%		0.95%	1.00	% (e)
Ratio of expenses to average net assets before waiver	1.13	% (e)	1.17%	1.23%	1.25%		1.39%	2.15	% (e)
Ratio of net investment income to average net assets	0.71	% (e)	0.54%	0.56%	—	% (f)	0.05%	0.13	% (e)
Portfolio turnover rate	10	% (d)	19%	11%	13%		22%	13	% (d)

(a)	For the period March 29, 2019 (commencement of operations) to January 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Amount is less than 0.005%.

See accompanying notes which are an integral part of these financial statements.

7

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements
July 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

8

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

9

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the

10

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued

11

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

at the mean between the most recent quoted bid and asked price, and will be classified as a Level 2 security. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities. Certificates of Deposit are valued using evaluated mean prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

12

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$84,701,412	$—	$—	$84,701,412
Certificates of Deposit	—	124,389	—	124,389
Total	$84,701,412	$124,389	$—	$84,825,801

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2024, the Adviser earned fees of $294,658 from the Fund. At July 31, 2024, the Fund owed the Adviser $41,511.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 0.95% of the Fund’s Institutional Shares average daily net assets through May 31, 2025 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of July 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
January 31, 2025	$71,553
January 31, 2026	146,202
January 31, 2027	143,356
July 31, 2027	69,939

13

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $11,475,769 and $7,644,084, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$29,105,958
Gross unrealized depreciation	(1,835,875)
Net unrealized appreciation/(depreciation) on investments	$27,270,083

Tax cost of investments	$57,555,717

14

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

The tax character of distributions paid for the fiscal year ended January 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$344,999
Total distributions paid	$344,999

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$492,950
Accumulated capital and other losses	(1,481,532)
Unrealized appreciation on investments	16,808,314
Total accumulated earnings	$15,819,732

As of July 31, 2024, the Fund had available for tax purposes unused capital loss carryforwards of $882,390 and $599,142 of short-term and long-term capital loss carryforwards, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2024, the Fund had 30.64% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

15

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 950-6868 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Walter B. Grimm, Chairman	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Tiffany R. Franklin, Secretary

INVESTMENT ADVISER	CUSTODIAN
Reynders, McVeigh Capital Management, LLC	Huntington National Bank
10 Post Office Square, Suite N1010	41 South High Street
Boston, MA 02109	Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Distributors, LLC	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) NOT APPLICABLE.

(b)       NOT APPLICABLE.

Item 19. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report.

(a)(2) NOT APPLICABLE.

(a)(3) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) NOT APPLICABLE.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	10/03/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	10/03/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	10/03/2024